Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Disclosure of Income Tax Expense Benefit

	Consolidated
	June 30, 2022	June 30, 2021	June 30, 2020
	A$	A$	A$
Current tax

Current tax on profits for the fiscal year	34	33	37

Total current tax expense	34	33	37

Deferred income tax
Decrease in deferred tax assets	244,144	358,825	567,473
Decrease in deferred tax liabilities	(244,144)	(358,825)	(567,473)

Total deferred tax (benefit)/expense	—	—	—

Income tax expense	34	33	37

Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable

	Consolidated
	June 30, 2022	June 30, 2021	June 30, 2020
	A$	A$	A$
Numerical reconciliation of income tax expense to prima facie tax expense
Loss before income tax expense	(32,210,792)	(29,902,591)	(13,468,195)
Tax at the Australian tax rate of 25% (2021:26% )	(8,052,698)	(7,774,674)	(3,703,754)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share based payments	371,710	464,324	443,956
Other non-deductible expenses	1,485,059	1,239,756	436,396
Non-assessable income	(783,318)	(541,122)	(442,580)
Capital listing fee	(368,398)	(259,458)	(192,741)
Adjustment of current tax for prior period	148,303	—	—
Difference in overseas tax rates*	4,118,372	2,132,187	1,817,387

	(3,080,970)	(4,738,987)	(1,641,336)
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	3,080,936	4,738,954	1,641,299

Income tax expense**	(34)	(33)	(37)

*	Difference in overseas tax rate is largely as a result of the corporate income tax rate of 10% applicable to the Immutep subsidiary in France for fiscal year 2022 and 2021.
**	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.

Disclosure of Deferred Tax Assets Liability Adjustments

	Consolidated
	June 30, 2022	June 30, 2021	June 30, 2020
	A$	A$	A$
Deferred tax assets for tax losses not recognised comprises:

Carried forward tax losses benefit	206,764,587	195,098,009	176,871,263

Total deferred tax assets for tax losses not recognized	43,688,958	43,593,823	38,171,321